BALANCE SHEET DETAILS - CURRENT ASSETS AND CURRENT LIABILITIES - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses:
ERC benefits receivable		$ 0	$ 2,117
Deposits on inventory	$ 1,437	2,146	680
Prepaid income tax	362	362	0
Prepaid insurance	530	1,110	358
Prepaid rent	399	372	381
Prepaid equipment	331	331	179
Prepaid other	172	214	173
Other current assets:
Interest rate swap asset		0	476
Other	0	18	17
Total	$ 3,231	$ 4,553	$ 4,381